Business Combinations - Summary of Acquiree (Detail) - SK m And service Co., Ltd [Member] - PS Marketing Corporation [Member]	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Corporate name	SK m&service Co., Ltd.
Location	16th floor, 34, Supyo-ro, Jung-gu, Seoul, Korea
CEO	Park, Jeong-Min
Industry	Database and internet website service